Marketable debt securities - Certificates of deposit (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 27,350
Total financial liabilities	1,191,900	$ 1,224,066
Marketable debt securities
Financial liabilities
Total financial liabilities	$ 96,296	90,003
Rate (as a percent)	7.25%
Certificates of deposit (unsecured)
Financial liabilities
Financial liabilities		25,886
Accrued interest	$ 117	58
Total financial liabilities	27,467	25,944
Certificate of deposit December 28, 2018
Financial liabilities
Financial liabilities	$ 36
Rate (as a percent)	7.42%
Certificate of deposit December 27, 2018
Financial liabilities
Financial liabilities	$ 11
Rate (as a percent)	7.43%
Certificate of deposit December 26, 2018
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	7.42%
Certificate of deposit December 24, 2018
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	7.42%
Certificate of deposit December 21, 2018
Financial liabilities
Financial liabilities	$ 40
Rate (as a percent)	7.42%
Certificate of deposit December 20, 2018
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	7.41%
Certificate of deposit December 19, 2018
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	7.41%
Certificate of deposit December 18, 2018
Financial liabilities
Financial liabilities	$ 13
Rate (as a percent)	7.40%
Certificate of deposit December 17, 2018
Financial liabilities
Financial liabilities	$ 24
Rate (as a percent)	7.40%
Certificate of deposit December 14, 2018
Financial liabilities
Financial liabilities	$ 28
Rate (as a percent)	7.26%
Certificate of deposit December 13, 2018
Financial liabilities
Financial liabilities	$ 29
Rate (as a percent)	7.25%
Certificate of deposit December 11, 2018
Financial liabilities
Financial liabilities	$ 31
Rate (as a percent)	7.23%
Certificate of deposit December 10, 2018
Financial liabilities
Financial liabilities	$ 18
Rate (as a percent)	7.20%
Certificate of deposit December 7, 2018
Financial liabilities
Financial liabilities	$ 20
Rate (as a percent)	7.19%
Certificate of deposit December 6, 2018 - One
Financial liabilities
Financial liabilities	$ 27
Rate (as a percent)	7.19%
Certificate of deposit December 5, 2018
Financial liabilities
Financial liabilities	$ 19
Rate (as a percent)	7.19%
Certificate of deposit December 4, 2018
Financial liabilities
Financial liabilities	$ 11
Rate (as a percent)	7.19%
Certificate of deposit December 3, 2018
Financial liabilities
Financial liabilities	$ 8
Rate (as a percent)	7.19%
Certificate of deposit November 30, 2018
Financial liabilities
Financial liabilities	$ 16
Rate (as a percent)	7.42%
Certificate of deposit December 6, 2018 - Two
Financial liabilities
Financial liabilities	$ 1,200
Rate (as a percent)	7.42%
Certificate of deposit November 29, 2018
Financial liabilities
Financial liabilities	$ 11
Rate (as a percent)	7.43%
Certificate of deposit November 28, 2018 - One
Financial liabilities
Financial liabilities	$ 600
Rate (as a percent)	7.66%
Certificate of deposit November 28, 2018 - Two
Financial liabilities
Financial liabilities	$ 4
Rate (as a percent)	7.42%
Certificate of deposit November 28, 2018 - Three
Financial liabilities
Financial liabilities	$ 300
Rate (as a percent)	7.66%
Certificate of deposit November 27, 2018
Financial liabilities
Financial liabilities	$ 6
Rate (as a percent)	7.42%
Certificate of deposit November 26, 2018
Financial liabilities
Financial liabilities	$ 4
Rate (as a percent)	7.42%
Certificate of deposit November 23, 2018
Financial liabilities
Financial liabilities	$ 5
Rate (as a percent)	7.42%
Certificate of deposit November 22, 2018
Financial liabilities
Financial liabilities	$ 7
Rate (as a percent)	7.41%
Certificate of deposit November 21, 2018
Financial liabilities
Financial liabilities	$ 6
Rate (as a percent)	7.41%
Certificate of deposit November 20, 2018
Financial liabilities
Financial liabilities	$ 7
Rate (as a percent)	7.40%
Certificate of deposit November 16, 2018
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	7.26%
Certificate of deposit November 15, 2018
Financial liabilities
Financial liabilities	$ 6
Rate (as a percent)	7.25%
Certificate of deposit November 14, 2018 - One
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	7.23%
Certificate of deposit November 5, 2018
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.43%
Certificate of deposit November 1, 2018
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	7.67%
Certificate of deposit September 17, 2018
Financial liabilities
Financial liabilities	$ 1,200
Rate (as a percent)	7.44%
Certificate of deposit September 13, 2018 - One
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.43%
Certificate of deposit September 13, 18 - Two
Financial liabilities
Financial liabilities	$ 2,000
Rate (as a percent)	7.43%
Certificate of deposit August 17, 2018
Financial liabilities
Financial liabilities	$ 3,800
Rate (as a percent)	7.43%
Certificate of deposit August 16, 2018 - One
Financial liabilities
Financial liabilities	$ 100
Rate (as a percent)	7.43%
Certificate of deposit August 16, 2018 - Two
Financial liabilities
Financial liabilities	$ 1,100
Rate (as a percent)	7.62%
Certificate of deposit July 27, 2018
Financial liabilities
Financial liabilities	$ 50
Rate (as a percent)	7.46%
Certificate of deposit July 17, 2018
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.55%
Certificate of deposit June 25, 2018
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.55%
Certificate of deposit June 8, 2018
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.59%
Certificate of deposit May 24, 2018
Financial liabilities
Financial liabilities	$ 500
Rate (as a percent)	7.69%
Certificate of deposit May 9, 2018 - One
Financial liabilities
Financial liabilities	$ 700
Rate (as a percent)	7.64%
Certificate of deposit February 23, 2018
Financial liabilities
Financial liabilities	$ 750
Rate (as a percent)	7.54%
Certificate of deposit February 22, 2018
Financial liabilities
Financial liabilities	$ 1,000
Rate (as a percent)	7.50%
Certificate of deposit May 9, 2018 - Two
Financial liabilities
Financial liabilities	$ 3
Rate (as a percent)	0.96%
Certificate of deposit April 30, 2018
Financial liabilities
Financial liabilities	$ 98
Rate (as a percent)	0.99%
Certificate of deposit November 14, 2018 - Two
Financial liabilities
Financial liabilities	$ 3,933
Rate (as a percent)	1.62%
Certificate of deposit July 31, 2018 - One
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	0.40%
Certificate of deposit July 31, 2018 - Two
Financial liabilities
Financial liabilities	$ 3
Rate (as a percent)	0.99%
Certificate of deposit June 29, 2018 - One
Financial liabilities
Financial liabilities	$ 1
Rate (as a percent)	0.40%
Certificate of deposit June 29, 2018 - Two
Financial liabilities
Financial liabilities	$ 3
Rate (as a percent)	0.98%
Certificate of deposit June 27, 2018
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	0.98%
Certificate of deposit June 15, 2018
Financial liabilities
Financial liabilities	$ 12
Rate (as a percent)	0.98%
Certificate of deposit June 4, 2018
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	0.98%
Certificate of deposit May 21, 2018
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	0.98%
Certificate of deposit May 18, 2018 - One
Financial liabilities
Financial liabilities	$ 34
Rate (as a percent)	0.98%
Certificate of deposit May 18, 2018- Two
Financial liabilities
Financial liabilities	$ 23
Rate (as a percent)	0.98%
Certificate of deposit May 9, 2018 - Three
Financial liabilities
Financial liabilities	$ 5
Rate (as a percent)	0.96%
Certificate of deposit April 18, 2018 - One
Financial liabilities
Financial liabilities	$ 17
Rate (as a percent)	1.05%
Certificate of deposit April 18, 2018 - Two
Financial liabilities
Financial liabilities	$ 17
Rate (as a percent)	1.05%
Certificate of deposit April 18, 2018 - Three
Financial liabilities
Financial liabilities	$ 17
Rate (as a percent)	1.05%
Certificate of deposit April 18, 2018 - Four
Financial liabilities
Financial liabilities	$ 17
Rate (as a percent)	1.05%
Certificate of deposit February 28, 2018
Financial liabilities
Financial liabilities	$ 44
Rate (as a percent)	0.65%
Certificate of deposit January 4, 2018
Financial liabilities
Financial liabilities	$ 79
Rate (as a percent)	0.85%
Certificate of deposit January 26, 2018
Financial liabilities
Financial liabilities	$ 2,514
Rate (as a percent)	1.70%
Certificate of deposit January 19, 2018 - One
Financial liabilities
Financial liabilities	$ 37
Rate (as a percent)	0.85%
Certificate of deposit January 19, 2018 - Two
Financial liabilities
Financial liabilities	$ 68
Rate (as a percent)	0.85%
Certificate of deposit January 16, 2018
Financial liabilities
Financial liabilities	$ 585
Rate (as a percent)	1.20%
Certificates of deposit February 17, 2017 - One
Financial liabilities
Financial liabilities		$ 2,500
Rate (as a percent)		6.16%
Certificates of deposit February 17, 2017 - Two
Financial liabilities
Financial liabilities		$ 630
Rate (as a percent)		6.16%
Certificates of deposit April 27, 2017
Financial liabilities
Financial liabilities		$ 2,000
Rate (as a percent)		5.65%
Certificates of deposit March 9, 2017
Financial liabilities
Financial liabilities		$ 530
Rate (as a percent)		5.65%
Certificates of deposit April 12, 2017 - One
Financial liabilities
Financial liabilities		$ 80
Rate (as a percent)		6.15%
Certificates of deposit April 26, 2017
Financial liabilities
Financial liabilities		$ 2,000
Rate (as a percent)		5.65%
Certificates of deposit April 21, 2017
Financial liabilities
Financial liabilities		$ 300
Rate (as a percent)		6.16%
Certificates of deposit June 1, 2017 - One
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		5.65%
Certificates of deposit June 9, 2017
Financial liabilities
Financial liabilities		$ 700
Rate (as a percent)		6.16%
Certificates of deposit July 20, 2017
Financial liabilities
Financial liabilities		$ 800
Rate (as a percent)		5.65%
Certificates of deposit July 25, 2017
Financial liabilities
Financial liabilities		$ 50
Rate (as a percent)		5.42%
Certificates of deposit July 27, 2017
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		5.65%
Certificates of deposit October 6, 2017
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		5.88%
Certificates of deposit November 1, 2017
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		5.88%
Certificates of deposit January 2, 2017
Financial liabilities
Financial liabilities		$ 45
Rate (as a percent)		5.58%
Certificates of deposit December 11, 2017
Financial liabilities
Financial liabilities		$ 800
Rate (as a percent)		5.88%
Certificates of deposit April 12, 2017 - Two
Financial liabilities
Financial liabilities		$ 1,100
Rate (as a percent)		6.16%
Certificates of deposit January 20, 2017
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		6.16%
Certificates of deposit June 28, 2017
Financial liabilities
Financial liabilities		$ 300
Rate (as a percent)		5.65%
Certificates of deposit March 2, 2017
Financial liabilities
Financial liabilities		$ 800
Rate (as a percent)		5.65%
Certificates of deposit May 26, 2017
Financial liabilities
Financial liabilities		$ 1,730
Rate (as a percent)		5.66%
Certificates of deposit September 11, 2017
Financial liabilities
Financial liabilities		$ 100
Rate (as a percent)		5.64%
Certificates of deposit August 15, 2017
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		5.65%
Certificates of deposit June 5, 2017
Financial liabilities
Financial liabilities		$ 700
Rate (as a percent)		6.13%
Certificates of deposit February 1, 2017
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		5.65%
Certificates of deposit May 4, 2017
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		5.65%
Certificates of deposit February 10, 2017
Financial liabilities
Financial liabilities		$ 500
Rate (as a percent)		5.68%
Certificates of deposit September 25, 2017
Financial liabilities
Financial liabilities		$ 1,000
Rate (as a percent)		5.88%
Certificates of deposit July 31, 2017 - One
Financial liabilities
Financial liabilities		$ 2
Rate (as a percent)		0.65%
Certificates of deposit January 17, 2017
Financial liabilities
Financial liabilities		$ 197
Rate (as a percent)		0.20%
Certificates of deposit January 26, 2017
Financial liabilities
Financial liabilities		$ 403
Rate (as a percent)		0.20%
Certificates of deposit January 5, 2017
Financial liabilities
Financial liabilities		$ 283
Rate (as a percent)		0.35%
Certificates of deposit January 12, 2017
Financial liabilities
Financial liabilities		$ 215
Rate (as a percent)		0.35%
Certificates of deposit January 19, 2017
Financial liabilities
Financial liabilities		$ 340
Rate (as a percent)		0.20%
Certificates of deposit January 10, 2017
Financial liabilities
Financial liabilities		$ 379
Rate (as a percent)		0.35%
Certificates of deposit July 31, 2017 - Two
Financial liabilities
Financial liabilities		$ 4
Rate (as a percent)		0.95%
Certificates of deposit July 31, 2017 - Three
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		0.75%
Certificates of deposit July 31, 2017 - Four
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		0.90%
Certificates of deposit May 9, 2017
Financial liabilities
Financial liabilities		$ 103
Rate (as a percent)		0.65%
Certificates of deposit June 1, 2017 - Two
Financial liabilities
Financial liabilities		$ 46
Rate (as a percent)		0.50%
Certificates of deposit July 31, 2017 - Five
Financial liabilities
Financial liabilities		$ 1
Rate (as a percent)		0.70%
Certificates of deposit January 24, 2017
Financial liabilities
Financial liabilities		$ 246
Rate (as a percent)		0.20%